William J. Evers Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America Three Gateway Center Newark, New Jersey 07102 (973-802-3716) William.evers@prudential.com

March 31, 2022

RE: Post-Effective Amendment to N-6 Registration Statement
Union Security Insurance Company (“Depositor”)
Union Security Insurance Company Variable Account C (“Registrant”)
File Nos. 811-04613 and 033-28551

The Post-Effective Amendment filed pursuant to Rule 485(a) on October 5, 2021 for the following Class/Contracts were made in error and should be ignored.

Class/Contract C000008021	Wall Street Series Survivor VUL
Class/Contract C000008022	Wall Street Series VUL
Class/Contract C000008023	Harmony Investment Life
Class/Contract C000008025	Wall Street Series VUL 500

/s/ William J. Evers	March 31, 2022

William J. Evers Vice President and Corporate Counsel	Date